Loans and Advances to Banks - Schedule of Loans and Advances to Banks (Detail) - EUR (€) € in Millions	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Loans And Advances To Banks [Line Items]
Loans	€ 30,428		€ 28,815
Cash advances, overdrafts and other balances	3		4
Loans and advances to banks gross	30,431		28,819
Loan loss provisions	(9)		(8)
Loans and advances to banks	30,422	[1]	28,811	[1],[2]	€ 28,858
Netherlands [member]
Disclosure Of Loans And Advances To Banks [Line Items]
Loans	7,967		7,899
Cash advances, overdrafts and other balances	1		1
Loans and advances to banks gross	7,968		7,900
Loan loss provisions	(5)		(1)
Loans and advances to banks	7,963		7,899
International [member]
Disclosure Of Loans And Advances To Banks [Line Items]
Loans	22,460		20,916
Cash advances, overdrafts and other balances	3		3
Loans and advances to banks gross	22,463		20,919
Loan loss provisions	(5)		(7)
Loans and advances to banks	€ 22,458		€ 20,912

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.

[2]

The amounts for the period ended 31 December 2017 have been prepared in accordance with IAS 39, the adoption of IFRS 9 led to new presentation requirements for 2018; prior period amounts have not been restated Reference is m ade to Note 1 ‘Accounting policies’ for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.